Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
14.	Segment Reporting
The Company operates in seven reportable segments: Multifamily properties, Hospitality properties, Industrial properties, Office properties, Medical office properties, Other properties and Investments in real estate debt. The Company allocates resources and evaluates results based on the performance of each segment individually. The Company believes that segment net operating income is the key performance metric that captures the unique operating characteristics of each segment.

The following table sets forth the total assets by segment ($ in thousands):

	September 30, 2021	December 31, 2020
Multifamily properties	$5,418,160	$2,738,210
Hospitality properties	243,157	244,065
Industrial properties	2,144,509	551,898
Office properties	1,291,489	1,186,328
Medical office properties	189,953	196,559
Other property	96,252	—
Investments in real estate debt	964,075	218,225
Other (Corporate)	1,476,016	195,531

Total assets	$11,823,611	$5,330,816

The following table sets forth the financial results by segment for the three months ended September 30, 2021 ($ in thousands):

	Multifamily	Hospitality	Industrial	Office	Medical Office	Other	Investments in Real Estate Debt	Total
Revenues:
Rental revenue	$89,742	$—	$29,261	$29,272	$3,615	$317	$—	$152,207
Hospitality revenue	—	9,364	—	—	—	—	—	9,364
Other revenue	654	94	—	106	10	—	—	864

Total revenues	90,396	9,458	29,261	29,378	3,625	317	—	162,435
Expenses:
Rental property operating	40,032	—	7,169	10,223	1,664	26	—	59,114
Hospitality operating	—	5,653	—	—	—	—	—	5,653

Total segment expenses	40,032	5,653	7,169	10,223	1,664	26	—	64,767
Loss from unconsolidated real estate ventures	—	(447)	—	—	—	—	—	(447)
Income from investments in real estate debt	—	—	—	—	—	—	19,268	19,268

Segment net operating income	$50,364	$3,358	$22,092	$19,155	$1,961	$291	$19,268	$116,489

Depreciation and amortization	$(44,908)	$(2,138)	$(17,560)	$(15,546)	$(2,065)	$(236)	$—	$(82,453)
General and administrative								(6,588)
Management fees								(17,653)
Performance participation allocation								(79,552)
Interest expense								(38,887)
Other expense, net								(1,449)

Net loss								$(110,093)

Net loss attributable to non-controlling interests in consolidated joint ventures								176
Net loss attributable to non-controlling interests in Operating Partnership								665

Net loss attributable to stockholders								$(109,252)

The following table sets forth the financial results by segment for the three months ended September 30, 2020 ($ in thousands):

	Multifamily	Hospitality	Industrial	Office	Medical Office	Real Estate- Related Securities	Total
Revenues:
Rental revenue	$32,891	$—	$7,027	$28,005	$3,973	$—	$71,896
Hospitality revenue	—	4,420	—	—	—	—	4,420
Other revenue	531	13	—	49	11	—	604

Total revenues	33,422	4,433	7,027	28,054	3,984	—	76,920
Expenses:
Rental property operating	13,186	—	1,641	9,644	1,444	—	25,915
Hospitality operating	—	3,589	—	—	—	—	3,589

Total segment expenses	13,186	3,589	1,641	9,644	1,444	—	29,504
Loss from unconsolidated real estate ventures	—	(666)	—	—	—	—	(666)
Income from investments in real estate-related securities, net	—	—	—	—	—	11,068	11,068

Segment net operating income	$20,236	$178	$5,386	$18,410	$2,540	$11,068	$57,818

Depreciation and amortization	$(15,702)	$(2,142)	$(4,161)	$(14,214)	$(2,324)	$—	$(38,543)
General and administrative							(2,023)
Management fees							(5,018)
Performance participation allocation							—
Interest expense							(22,539)
Other expense, net							(192)

Net loss							$(10,497)

Net loss attributable to non- controlling interests in consolidated joint ventures							139
Net loss attributable to non- controlling interests in Operating Partnership							43

Net loss attributable to stockholders							$(10,315)

The following table sets forth the financial results by segment for the nine months ended September 30, 2021 ($ in thousands):

	Multifamily	Hospitality	Industrial	Office	Medical Office	Other	Investments in Real Estate Debt	Total
Revenues:
Rental revenue	$202,402	$—	$61,260	$91,505	$11,066	$317	$—	$366,550
Hospitality revenue	—	24,817	—	—	—	—	—	24,817
Other revenue	1,872	260	—	230	31	—	—	2,393

Total revenues	204,274	25,077	61,260	91,735	11,097	317	—	393,760
Expenses:
Rental property operating	86,839	—	15,960	32,352	4,720	26	—	139,897
Hospitality operating	—	15,026	—	—	—	—	—	15,026

Total segment expenses	86,839	15,026	15,960	32,352	4,720	26	—	154,923
Loss from unconsolidated real estate ventures	—	(448)	—	—	—	—	—	(448)
Income from investments in real estate debt	—	—	—	—	—	—	37,898	37,898

Segment net operating income	$117,435	$9,603	$45,300	$59,383	$6,377	$291	$37,898	$276,287

Depreciation and amortization	$(102,176)	$(6,401)	$(36,470)	$(46,273)	$(6,378)	$(236)	$—	$(197,934)
General and administrative								(15,210)
Management fees								(36,364)
Performance participation allocation								(111,934)
Interest expense								(88,994)
Other expense, net								(527)

Net loss								$(174,676)

Net loss attributable to non-controlling interests in consolidated joint ventures								319
Net loss attributable to non-controlling interests in Operating Partnership								1,235

Net loss attributable to stockholders								$(173,122)

The following table sets forth the financial results by segment for the nine months ended September 30, 2020 ($ in thousands):

	Multifamily	Hospitality	Industrial	Office	Medical Office	Investments in Real Estate Debt	Total
Revenues:
Rental revenue	$87,666	$—	$20,415	$68,777	$9,830	$—	$186,688
Hospitality revenue	—	17,134	—	—	—	—	17,134
Other revenue	1,376	91	—	103	30	—	1,600

Total revenues	89,042	17,225	20,415	68,880	9,860	—	205,422
Expenses:
Rental property operating	33,457	—	5,003	23,059	3,354	—	64,873
Hospitality operating	—	12,294	—	—	—	—	12,294

Total segment expenses	33,457	12,294	5,003	23,059	3,354	—	77,167
Loss from unconsolidated real estate ventures	—	(887)	—	—	—	—	(887)
Loss from investments in real estate- related securities, net	—	—	—	—	—	(27)	(27)

Segment net operating income (loss)	$55,585	$4,044	$15,412	$45,821	$6,506	$(27)	$127,341

Depreciation and amortization	$(49,826)	$(6,284)	$(12,489)	$(34,319)	$(5,075)	$—	$(107,993)
General and administrative							(6,163)
Management fees							(13,560)
Performance participation allocation							(46)
Interest expense							(65,448)
Other expense, net							(29)

Net loss							$(65,898)

Net loss attributable to non-controlling interests in consolidated joint ventures							1,186
Net loss attributable to non-controlling interests in Operating Partnership							458

Net loss attributable to stockholders							$(64,254)

14.	Segment Reporting
The Company operates in six reportable segments: Multifamily properties, Hotel properties, Industrial properties, Office properties, Medical office properties and Real estate-related securities. The Company allocates resources and evaluates results based on the performance of each segment individually. The Company believes that segment net operating income is the key performance metric that captures the unique operating characteristics of each segment.
The following table sets forth the total assets by segment ($ in thousands):

	December 31, 2020	December 31, 2019
Multifamily	$2,738,210	$1,038,777
Hotel	244,065	253,273
Industrial	551,898	330,110
Office	1,186,328	303,396
Medical office	196,559	39,143
Real estate-related securities	218,225	277,651
Other (Corporate)	195,531	147,972

Total Assets	$5,330,816	$2,390,322

The following table sets forth the financial results by segment for the year ended December 31, 2020 ($ in thousands):

	Multifamily	Hotel	Industrial	Office	Medical Office	Real Estate- Related Securities	Total
Revenues:
Rental revenue	$132,835	$—	$30,203	$97,078	$13,731	$—	$273,847
Hotel revenue	—	22,200	—	—	—	—	22,200
Other revenue	2,045	146	—	145	40	—	2,376

Total revenues	134,880	22,346	30,203	97,223	13,771	—	298,423
Expenses:
Rental property operating	51,878	—	7,261	32,895	4,908	—	96,942
Hotel operating	—	16,242	—	—	—	—	16,242

Total segment expenses	51,878	16,242	7,261	32,895	4,908	—	113,184
Income from real estate-related securities, net	—	—	—	—	—	7,206	7,206
Loss from unconsolidated real estate ventures	—	(1,462)	—	—	—	—	(1,462)

Segment net operating income	$83,002	$4,642	$22,942	$64,328	$8,863	$7,206	$190,983

Depreciation and amortization	$(73,365)	$(8,403)	$(18,323)	$(48,477)	$(7,296)	$—	$(155,864)
General and administrative							(8,624)
Management fees							(19,423)
Performance participation allocation							(15,061)
Interest expense							(88,918)
Other expense, net							(1,293)

Net loss							$(98,200)

Net loss attributable to non- controlling interests in consolidated joint ventures							1,300
Net loss attributable to non- controlling interests in Operating Partnership							642

Net loss attributable to stockholders							$(96,258)

The following table sets forth the financial results by segment for the year ended December 31, 2019 ($ in thousands):

	Multifamily	Hotel	Industrial	Office	Medical Office	Real Estate- Related Securities	Total
Revenues:
Rental revenue	$29,768	$—	$2,489	$19,022	$511	$—	$51,790
Hotel revenue	—	40,559	—	—	—	—	40,559
Other revenue	1,669	259	—	31	—	—	1,959

Total revenues	31,437	40,818	2,489	19,053	511	—	94,308
Expenses:
Rental property operating	11,396	—	583	6,388	96	—	18,463
Hotel operating	—	23,507	—	—	—	—	23,507

Total segment expenses	11,396	23,507	583	6,388	96	—	41,970
Income from real estate-related securities, net	—	—	—	—	—	10,158	10,158
Earnings from unconsolidated real estate ventures	—	175	—	—	—	—	175

Segment net operating income	$20,041	$17,486	$1,906	$12,665	$415	$10,158	$62,671

Depreciation and amortization	$(17,520)	$(8,239)	$(1,570)	$(11,312)	$(255)	$—	$(38,896)
General and administrative							(4,523)
Management fees							(5,469)
Performance participation allocation							(10,366)
Interest expense							(25,311)
Other income, net							916

Net loss							$(20,978)

Net loss attributable to non- controlling interests in consolidated joint ventures							152

Net loss attributable to stockholders							$(20,826)